Note 19 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total borrowings		$ 822,152	$ 539,007
Interest to be accrued (*)	[1]	12,532	10,692
Total		834,684	549,699
Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		781,272	509,820
Interest to be accrued (*)	[1]	11,370	8,182
Total		792,642	518,002
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		17,307	4,271
Interest to be accrued (*)	[1]	1,045	1,175
Total		18,352	5,446
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		23,573	4,771
Interest to be accrued (*)	[1]	117	1,166
Total		23,690	5,937
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings			20,145
Interest to be accrued (*)	[1]		169
Total			20,314
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Other borrowings [member]
Statement Line Items [Line Items]
Total borrowings		822,152	538,963
Other borrowings [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		781,272	509,776
Other borrowings [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		17,307	4,271
Other borrowings [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		23,573	4,771
Other borrowings [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings			20,145
Other borrowings [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Other borrowings [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member]
Statement Line Items [Line Items]
Total borrowings			44
Finance lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings			44
Finance lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings

[1]	Includes the effect of hedge accounting.